Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER GLOBAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001236572
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2012
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQVIX
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund | Institutional Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQVJX
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQQIX
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQQJX

Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund
Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund)
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Schroder Global Value Fund	Institutional Class	Institutional Service Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder Global Value Fund		Institutional Class	Institutional Service Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.85%	0.95%
Total Annual Fund Operating Expenses		1.40%	1.50%
Less: Expense Reimbursement	[2]	0.70%	0.70%
Net Annual Fund Operating Expenses		0.70%	0.80%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, extraordinary expenses, and, in respect of Institutional Service Shares, fees under the Shareholder Service Plan), for each class of the Fund's shares, exceed 0.70% of such class of shares' average daily net assets. If there are Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, or extraordinary expenses, then the Net Annual Fund Operating Expenses of each class of shares of the Fund will be higher than shown. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based on the Net Annual Fund Operating
Expenses through February 28, 2014 and on Total Annual Fund Operating Expenses
thereafter. Returns in the table reflect the current redemption fee.
Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example Schroder Global Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Institutional Class	72	301
Institutional Service Shares	82	333

Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example, No Redemption Schroder Global Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Institutional Class	72	301
Institutional Service Shares	82	333

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies.
The Fund invests primarily in a diversified portfolio of equity and equity related securities of companies located in a number of countries around the world (including the United States), that the Fund's sub-adviser believes present attractive valuations.

The sub-adviser's Quantitative Equity Products ("QEP") team applies a proprietary investment analysis based on an evaluation of a number of valuation metrics including those based on: dividends, cash-flow, earnings, sales and asset-based measures. Geographic and sector allocations are principally the result of this selection. The sub-adviser is not constrained by benchmark weights when it constructs the Fund's portfolio. The Fund generally sells securities when the sub-adviser believes they are fully priced or to take advantage of other investments the Fund's sub-adviser considers more attractive.
The sub-adviser's process includes a careful evaluation of a variety of risks that may affect the Fund's portfolio holdings. The sub-adviser's investment process may result in frequent trading of the Fund's portfolio securities.

The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization, including large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies. The Fund may invest in american depositary receipts (ADRs), as well as global depositary receipts (GDRs), european depositary receipts
(EDRs) or other similar securities representing ownership of foreign securities.
The Fund may also invest in residential or commercial real estate investment trusts (REITs), closed-end funds, open-end funds, or exchange-traded funds.
REITs may be listed on an exchange or unlisted. The Fund may use exchange-traded or over-the-counter derivatives, including options, swap transactions, and futures contracts, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions, for efficient portfolio management or otherwise to enhance return. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

The Fund may, from time to time, invest more than 25% of its assets in any one country or group of countries and may invest in emerging market countries. (The sub-adviser currently considers an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or if it is domiciled or has its principal place of business in a country and its equity securities are principally traded in that country, or if the sub-adviser determines that the issuer has more than 50% of its assets in, or derives more than 50% of its revenues from, that country.)
Principal Risks.
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques, and risk analyses of the
Fund's investment team, and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times.
Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Geographic Focus Risk: to the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly;

• Depositary Receipts Risk: investments in non-U.S. issuers through depositary receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. The Fund bears its share of the expenses incurred by
REITs in which it invests;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Management Risk: because the Fund is actively managed, the Fund's investment return depends on the ability of its adviser and/or sub-adviser to manage its portfolio successfully; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Performance Information.
The Fund has not yet commenced operations and does not yet have a calendar year of investment performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Global Value Fund (formerly, Schroder QEP Global Value Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating
		expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based on the Net Annual Fund Operating
Expenses through February 28, 2014 and on Total Annual Fund Operating Expenses
		thereafter. Returns in the table reflect the current redemption fee.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of equity and equity related securities of companies located in a number of countries around the world (including the United States), that the Fund's sub-adviser believes present attractive valuations.

The sub-adviser's Quantitative Equity Products ("QEP") team applies a proprietary investment analysis based on an evaluation of a number of valuation metrics including those based on: dividends, cash-flow, earnings, sales and asset-based measures. Geographic and sector allocations are principally the result of this selection. The sub-adviser is not constrained by benchmark weights when it constructs the Fund's portfolio. The Fund generally sells securities when the sub-adviser believes they are fully priced or to take advantage of other investments the Fund's sub-adviser considers more attractive.
The sub-adviser's process includes a careful evaluation of a variety of risks that may affect the Fund's portfolio holdings. The sub-adviser's investment process may result in frequent trading of the Fund's portfolio securities.

The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization, including large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies. The Fund may invest in american depositary receipts (ADRs), as well as global depositary receipts (GDRs), european depositary receipts
(EDRs) or other similar securities representing ownership of foreign securities.
The Fund may also invest in residential or commercial real estate investment trusts (REITs), closed-end funds, open-end funds, or exchange-traded funds.
REITs may be listed on an exchange or unlisted. The Fund may use exchange-traded or over-the-counter derivatives, including options, swap transactions, and futures contracts, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions, for efficient portfolio management or otherwise to enhance return. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

The Fund may, from time to time, invest more than 25% of its assets in any one country or group of countries and may invest in emerging market countries. (The sub-adviser currently considers an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or if it is domiciled or has its principal place of business in a country and its equity securities are principally traded in that country, or if the sub-adviser determines that the issuer has more than 50% of its assets in,
		or derives more than 50% of its revenues from, that country.)
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques, and risk analyses of the
Fund's investment team, and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times.
Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Geographic Focus Risk: to the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly;

• Depositary Receipts Risk: investments in non-U.S. issuers through depositary receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. The Fund bears its share of the expenses incurred by
REITs in which it invests;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Management Risk: because the Fund is actively managed, the Fund's investment return depends on the ability of its adviser and/or sub-adviser to manage its portfolio successfully; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
		Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations and does not yet have a calendar year of investment performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and does not yet have a calendar year of investment performance.
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	301
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund | Institutional Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	333

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, extraordinary expenses, and, in respect of Institutional Service Shares, fees under the Shareholder Service Plan), for each class of the Fund's shares, exceed 0.70% of such class of shares' average daily net assets. If there are Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, or extraordinary expenses, then the Net Annual Fund Operating Expenses of each class of shares of the Fund will be higher than shown. The expense limitation may only be terminated during its term by the Board of Trustees.

Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund
Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund)
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Schroder Global Quality Fund	Institutional Class	Institutional Service Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder Global Quality Fund		Institutional Class	Institutional Service Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		none	none
Other Expenses		0.85%	0.95%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.41%	1.51%
Less: Expense Reimbursement	[1]	0.70%	0.70%
Net Annual Fund Operating Expenses	[2]	0.71%	0.81%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, extraordinary expenses, and, in respect of Institutional Service Shares, fees under the Shareholder Service Plan), for each class of the Fund's shares, exceed 0.70% of such class of shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses of Institutional Shares would be 0.70% and of Institutional Service Shares would be 0.80%.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based on the Net Annual Fund Operating Expenses through February 28, 2014 and on Total Annual Fund Operating Expenses thereafter.
Returns in the table reflect the current redemption fee.
Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example Schroder Global Quality Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	73	304	634	1,566
Institutional Service Shares	83	336	687	1,678

Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example, No Redemption Schroder Global Quality Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Institutional Class	73	304	634	1,566
Institutional Service Shares	83	336	687	1,678

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio. The Fund commenced investment activities on November 9, 2010, and the portfolio turnover rate is not annualized.
Principal Investment Strategies.
The Fund invests primarily in a diversified portfolio of equity and equity related securities of companies located in a number of countries around the world (including the United States) that the Fund's investment sub-adviser considers to be high-quality companies.

The sub-adviser's Quantitative Equity Products ("QEP") team applies a proprietary investment analysis that seeks to identify companies that the QEP team considers to be high quality companies. The QEP team considers high quality companies to have some or all of the following characteristics: profitability, stability, financial strength, and management quality. The QEP team seeks to avoid companies that it considers to have glamour stock attributes, such as high beta, volatility, and excessive trading activity. The sub-adviser is not constrained by benchmark weights when it constructs the Fund's portfolio. The Fund generally sells securities when the Fund's sub-adviser believes they no longer have high quality characteristics or to take advantage of other investments the Fund's sub-adviser considers more attractive. The sub-adviser's process includes a careful evaluation of a variety of risks that may affect the Fund's portfolio holdings. The sub-adviser's investment process may result in frequent trading of the Fund's portfolio securities.

The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization, including large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies. The Fund may invest in american depositary receipts (ADRs), as well as global depositary receipts (GDRs), european depositary receipts
(EDRs) or other similar securities representing ownership of foreign securities.
The Fund may also invest in residential or commercial real estate investment trusts (REITs), closed-end funds, open-end funds, or exchange-traded funds.
REITs may be listed on an exchange or unlisted. The Fund may use exchange-traded or over-the-counter derivatives, including options, swap transactions, and futures contracts, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions, for efficient portfolio management or otherwise to enhance return. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

The Fund may, from time to time, invest more than 25% of its assets in any one country or group of countries and may invest in emerging market countries. (The sub-adviser currently considers an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or if it is domiciled or has its principal place of business in a country and its equity securities are principally traded in that country, or if the sub-adviser determines that the issuer has more than 50% of its assets in, or derives more than 50% of its revenues from, that country.)
Principal Risks.
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques, and risk analyses of the
Fund's investment team, and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times.
Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Geographic Focus Risk: to the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly;

• Depositary Receipts Risk: investments in non-U.S. issuers through depositary receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. The Fund bears its share of the expenses incurred by REITs in which it invests;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Management Risk: because the Fund is actively managed, the Fund's investment return depends on the ability of its adviser and/or sub-adviser to manage its portfolio successfully; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Performance Information.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing its total return for one year and since inception and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart and table only show the performance of the Fund's Institutional Shares. The Fund's Institutional
Service Shares have not yet commenced operations and do not yet have a calendar year of investment performance. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
www.schroderfunds.com for more current performance information.
Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns (for periods shows in the bar chart) Highest Lowest 10/1/11 - 7/1/11 - 12/31/11 9/30/11 7.53% -16.79 % Total return for the period 1/1/12 through 6/30/12 was 6.94%.
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns Schroder Global Quality Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes - Institutional Shares	(4.54%)	(1.82%)	Nov 9, 2010
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions - Institutional Shares	(4.73%)	(2.03%)	Nov 9, 2010
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares - Institutional Shares	(2.47%)	(1.46%)	Nov 9, 2010
MSCI World (Net Dividends Reinvested) Index	MSCI World (Net Dividends Reinvested) Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	(3.28%)	Nov 9, 2010

After-tax returns are shown only for Institutional Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Institutional Service Shares will vary.

Returns for Institutional Service Shares will vary from the returns for
Institutional Shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Global Quality Fund (formerly, Schroder QEP Global Quality Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio. The Fund commenced investment activities on November 9, 2010, and the portfolio turnover rate is
		not annualized.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based on the Net Annual Fund Operating Expenses through February 28, 2014 and on Total Annual Fund Operating Expenses thereafter.
		Returns in the table reflect the current redemption fee.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Institutional Shares - Institutional Service Shares (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of equity and equity related securities of companies located in a number of countries around the world (including the United States) that the Fund's investment sub-adviser considers to be high-quality companies.

The sub-adviser's Quantitative Equity Products ("QEP") team applies a proprietary investment analysis that seeks to identify companies that the QEP team considers to be high quality companies. The QEP team considers high quality companies to have some or all of the following characteristics: profitability, stability, financial strength, and management quality. The QEP team seeks to avoid companies that it considers to have glamour stock attributes, such as high beta, volatility, and excessive trading activity. The sub-adviser is not constrained by benchmark weights when it constructs the Fund's portfolio. The Fund generally sells securities when the Fund's sub-adviser believes they no longer have high quality characteristics or to take advantage of other investments the Fund's sub-adviser considers more attractive. The sub-adviser's process includes a careful evaluation of a variety of risks that may affect the Fund's portfolio holdings. The sub-adviser's investment process may result in frequent trading of the Fund's portfolio securities.

The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization, including large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies. The Fund may invest in american depositary receipts (ADRs), as well as global depositary receipts (GDRs), european depositary receipts
(EDRs) or other similar securities representing ownership of foreign securities.
The Fund may also invest in residential or commercial real estate investment trusts (REITs), closed-end funds, open-end funds, or exchange-traded funds.
REITs may be listed on an exchange or unlisted. The Fund may use exchange-traded or over-the-counter derivatives, including options, swap transactions, and futures contracts, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions, for efficient portfolio management or otherwise to enhance return. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

The Fund may, from time to time, invest more than 25% of its assets in any one country or group of countries and may invest in emerging market countries. (The sub-adviser currently considers an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or if it is domiciled or has its principal place of business in a country and its equity securities are principally traded in that country, or if the sub-adviser determines that the issuer has more than 50% of its assets in,
		or derives more than 50% of its revenues from, that country.)
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques, and risk analyses of the
Fund's investment team, and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the
Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the
Fund include:

• Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

• Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times.
Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

• Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected;

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Geographic Focus Risk: to the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly;

• Depositary Receipts Risk: investments in non-U.S. issuers through depositary receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. The Fund bears its share of the expenses incurred by REITs in which it invests;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Management Risk: because the Fund is actively managed, the Fund's investment return depends on the ability of its adviser and/or sub-adviser to manage its portfolio successfully; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
		Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing its total return for one year and since inception and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart and table only show the performance of the Fund's Institutional Shares. The Fund's Institutional
Service Shares have not yet commenced operations and do not yet have a calendar year of investment performance. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit
		www.schroderfunds.com for more current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing its total return for one year and since inception and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shows in the bar chart) Highest Lowest 10/1/11 - 7/1/11 - 12/31/11 9/30/11 7.53% -16.79 % Total return for the period 1/1/12 through 6/30/12 was 6.94%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Institutional Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Institutional Service Shares will vary. Returns for Institutional Service Shares will vary from the returns for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are shown only for Institutional Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Institutional Service Shares will vary.

Returns for Institutional Service Shares will vary from the returns for
		Institutional Shares.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | MSCI World (Net Dividends Reinvested) Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World (Net Dividends Reinvested) Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 9, 2010
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,566
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	304
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	634
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,566
Annual Return 2011	rr_AnnualReturn2011	(4.54%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.79%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	(4.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 9, 2010
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	(4.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 9, 2010
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 9, 2010
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,678
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	336
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	687
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,678

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, extraordinary expenses, and, in respect of Institutional Service Shares, fees under the Shareholder Service Plan), for each class of the Fund's shares, exceed 0.70% of such class of shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses of Institutional Shares would be 0.70% and of Institutional Service Shares would be 0.80%.